Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Union Street Trust II
Entity Central Index Key	0000880797
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Fidelity Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Money Market Fund
Class Name	Fidelity® Municipal Money Market Fund
Trading Symbol	FTEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Municipal Money Market Fund for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Money Market Fund	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Net Assets	$ 3,843,626,009
Holdings Count | shares	569
Advisory Fees Paid, Amount	$ 14,760,658
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)
KEY FACTS
Fund Size	$3,843,626,009
Number of Holdings	569
Total Advisory Fee	$14,760,658

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 79.7 8-30 2.9 31-60 5.1 61-90 2.8 91-180 1.8 >180 7.3 Variable Rate Demand Notes (VRDNs) 41.1 Tender Option Bond 31.0 Municipal Securities 13.2 Commercial Paper 5.3 Net Other Assets (Liabilities) 9.4 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 41.1 Tender Option Bond - 31.0 Municipal Securities - 13.2 Commercial Paper - 5.3 Net Other Assets (Liabilities) - 9.4